FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PP&E
PP&E	R$ 33,199,861	R$ 33,367,981
Net value	40,163,465	40,331,586
UTN Angra 3
PP&E
Net value	14,752,610	14,600,060
Gross value
PP&E
PP&E	85,948,983	86,027,150
Accumulated depreciation
PP&E
PP&E	(45,785,518)	(45,695,565)
Fixed assets in service
PP&E
Net value	21,438,901	21,802,938
Fixed assets in service | Gross value
PP&E
PP&E	66,129,283	66,430,445
Fixed assets in service | Accumulated depreciation
PP&E
PP&E	(44,690,382)	(44,627,507)
Fixed assets in service | Right-of-use
PP&E
Net value	1,017,202	1,044,304
Fixed assets in service | Right-of-use | Gross value
PP&E
PP&E	2,112,338	2,112,362
Fixed assets in service | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (1,095,136)	R$ (1,068,058)
Dams, reservoirs and water mains
PP&E
Average rate of depreciation	2.18%	2.18%
Net value	R$ 6,336,849	R$ 6,412,995
Dams, reservoirs and water mains | Gross value
PP&E
PP&E	15,418,678	15,418,627
Dams, reservoirs and water mains | Accumulated depreciation
PP&E
PP&E	R$ (9,081,829)	R$ (9,005,632)
Buildings, civil works and improvements
PP&E
Average rate of depreciation	2.53%	2.57%
Net value	R$ 2,839,162	R$ 2,885,165
Buildings, civil works and improvements | Gross value
PP&E
PP&E	8,215,032	8,214,167
Buildings, civil works and improvements | Accumulated depreciation
PP&E
PP&E	R$ (5,375,870)	R$ (5,329,002)
Buildings, civil works and improvements | Right-of-use
PP&E
Average rate of depreciation	8.61%	10.97%
Net value	R$ 165,952	R$ 170,631
Buildings, civil works and improvements | Right-of-use | Gross value
PP&E
PP&E	275,174	239,806
Buildings, civil works and improvements | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (109,222)	R$ (69,175)
Machines and equipment
PP&E
Average rate of depreciation	3.74%	4.38%
Net value	R$ 11,982,953	R$ 12,225,807
Machines and equipment | Gross value
PP&E
PP&E	42,087,928	42,054,751
Machines and equipment | Accumulated depreciation
PP&E
PP&E	R$ (30,104,975)	R$ (29,828,944)
Machines and equipment | Right-of-use
PP&E
Average rate of depreciation	0.41%	3.87%
Net value	R$ 837,695	R$ 861,977
Machines and equipment | Right-of-use | Gross value
PP&E
PP&E	1,780,636	1,858,559
Machines and equipment | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (942,941)	R$ (996,582)
Others
PP&E
Average rate of depreciation	4.79%	5.30%
Net value	R$ 279,937	R$ 278,971
Others | Gross value
PP&E
PP&E	407,645	742,900
Others | Accumulated depreciation
PP&E
PP&E	R$ (127,708)	R$ (463,929)
Others | Right-of-use
PP&E
Average rate of depreciation	2.40%	2.40%
Net value	R$ 13,555	R$ 11,696
Others | Right-of-use | Gross value
PP&E
PP&E	56,528	13,997
Others | Right-of-use | Accumulated depreciation
PP&E
PP&E	(42,973)	(2,301)
Fixed assets in progress and its provision
PP&E
Net value	17,707,362	17,484,344
Fixed assets in progress and its provision | UTN Angra 3
PP&E
Net value	4,508,764	4,508,764
Fixed assets in progress and its provision | Gross value
PP&E
PP&E	17,707,362	17,484,344
Fixed assets in progress
PP&E
Net value	17,707,362	17,484,344
Fixed assets in progress | UTN Angra 3
PP&E
Net value	17,707,362
Fixed assets in progress | Gross value
PP&E
PP&E	R$ 17,707,362	R$ 17,484,344